UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 28, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total: $    203,784,726

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Accenture Ltd-Cl A			Common Stock	G1151C101 $10,062,900 	 	  270,000     Sole		     Sole
AT&T Inc				Common Stock	00206R102 $ 3,979,734 	 	  147,343     Sole		     Sole
Berkshire Hathaway I			Common Stock	084670108 $ 8,080,000 	     	       80     Sole		     Sole
BP PLC					Common Stock	055622104 $ 4,328,025 	  	   81,308     Sole		     Sole
Charles Schwab Corp			Common Stock	808513105 $ 9,192,000 		  480,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102 $10,098,660 	 	  429,000     Sole		     Sole
Coca-Cola Co/The			Common Stock	191216100 $ 5,658,906 		  105,380     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103 $ 5,301,460 	  	   69,500     Sole		     Sole
Dell Inc				Common Stock	24702R101 $ 8,037,442 	 	  526,700     Sole		     Sole
eBay Inc				Common Stock	278642103 $11,450,850 		  485,000     Sole		     Sole
EI Du Pont de Nemour			Common Stock	263534109 $ 5,225,964 		  162,600     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102 $ 3,581,442 	  	   52,200     Sole		     Sole
Franklin Resources I			Common Stock	354613101 $12,072,000 	  	  120,000     Sole		     Sole
Google Inc				Common Stock	38259P508 $10,561,605 	  	   21,300     Sole		     Sole
Home Depot Inc				Common Stock	437076102 $ 5,024,171 	 	  188,595     Sole		     Sole
Intel Corp				Common Stock	458140100 $ 9,670,711 		  494,160     Sole		     Sole
Intl Bus Machines			Common Stock	459200101 $ 8,205,246 	  	   68,600     Sole		     Sole
Kellogg Co				Common Stock	487836108 $ 4,184,550 	  	   85,000     Sole		     Sole
Lowe's Cos Inc				Common Stock	548661107 $ 7,308,060 	 	  349,000     Sole		     Sole
Merck & Co Inc				Common Stock	589331107 $ 5,153,792 	 	  162,940     Sole		     Sole
Microsoft Corp				Common Stock	594918104 $ 8,480,528 		  327,560     Sole		     Sole
Nucor Corp				Common Stock	670346105 $ 4,795,020 	 	  102,000     Sole		     Sole
PepsiCo Inc				Common Stock	713448108 $ 4,690,454 	  	   79,960     Sole		     Sole
PNC Financial Ser			Common Stock	693475105 $ 7,030,293 	 	  144,686     Sole		     Sole
Procter & Gamble Co			Common Stock	742718109 $ 4,471,424 	 	   77,200     Sole		     Sole
Progressive Corp/The			Common Stock	743315103 $ 9,417,440 	 	  568,000     Sole		     Sole
Texas Instruments			Common Stock	882508104 $10,044,560 	 	  424,000     Sole		     Sole
United Technologies			Common Stock	913017109 $ 3,899,520 	  	   64,000     Sole		     Sole
Verizon Communicatio			Common Stock	92343V104 $ 3,777,968 	 	  124,809     Sole		     Sole
====================================================================================================================================

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